Fair Value Measurements (Details 5) (USD $)	3 Months Ended						6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended															3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended									6 Months Ended			6 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Sep. 13, 2013	Jun. 30, 2014 Covered loans	Dec. 31, 2013 Covered loans	Jun. 30, 2014 Covered loans	Jun. 30, 2014 Non-covered loans	Jun. 30, 2013 Non-covered loans	Jun. 30, 2014 Non-covered loans	Jun. 30, 2013 Non-covered loans	Dec. 31, 2013 Non-covered loans	Dec. 31, 2012 Non-covered loans	Nov. 30, 2012 PlainsCapital	Nov. 30, 2012 PlainsCapital PCI loans	Sep. 13, 2013 FNB Bank	Sep. 13, 2013 FNB Covered loans Bank	Sep. 13, 2013 FNB PCI loans Bank	Jun. 30, 2014 Level 2	Dec. 31, 2013 Level 2	Jun. 30, 2014 Level 3	Dec. 31, 2013 Level 3	Dec. 31, 2012 Level 3	Jun. 30, 2014 Total Fair Value	Dec. 31, 2013 Total Fair Value	Dec. 31, 2012 Total Fair Value	Jun. 30, 2014 Non-recurring Covered loans	Jun. 30, 2014 Non-recurring Covered loans	Jun. 30, 2014 Non-recurring Non-covered loans	Jun. 30, 2013 Non-recurring Non-covered loans	Jun. 30, 2014 Non-recurring Non-covered loans	Jun. 30, 2013 Non-recurring Non-covered loans	Jun. 30, 2014 Non-recurring Level 2	Jun. 30, 2014 Non-recurring Level 2 Estimated fair value Covered loans	Dec. 31, 2013 Non-recurring Level 2 Estimated fair value Covered loans	Jun. 30, 2014 Non-recurring Level 2 Estimated fair value Non-covered loans	Dec. 31, 2013 Non-recurring Level 2 Estimated fair value Non-covered loans	Dec. 31, 2012 Non-recurring Level 2 Estimated fair value Non-covered loans	Jun. 30, 2014 Non-recurring Level 3	Jun. 30, 2014 Non-recurring Level 3 PlainsCapital PCI loans	Nov. 30, 2012 Non-recurring Level 3 PlainsCapital PCI loans	Sep. 13, 2013 Non-recurring Level 3 FNB Covered loans Bank	Jun. 30, 2014 Non-recurring Level 3 FNB PCI loans	Sep. 13, 2013 Non-recurring Level 3 FNB PCI loans	Jun. 30, 2014 Non-recurring Level 3 Estimated fair value	Jun. 30, 2014 Non-recurring Level 3 Estimated fair value Minimum	Jun. 30, 2014 Non-recurring Level 3 Estimated fair value Maximum	Jun. 30, 2014 Non-recurring Level 3 Estimated fair value Covered loans	Dec. 31, 2013 Non-recurring Level 3 Estimated fair value Covered loans	Jun. 30, 2014 Non-recurring Total Fair Value
Fair value measurements
Fair value of loans acquired																						$ 3,195,309,000	$ 172,864,000	$ 1,159,467,000		$ 822,831,000																							$ 172,900,000			$ 822,800,000
Default rate (as a percent)																																																51.00%			62.00%
Loss severity rate (as a percent)																																																45.00%			39.00%
Prepayment speeds (as a percent)																																																0.00%			7.00%
Weighted average expected loss (as a percent)																																																23.00%			24.00%
Discount rate of OREO per month (as a percent)																																																					1.00%
Estimated holding period of discount rate per month of OREO																																																						6 months	24 months
Acquired OREO																								135,200,000	135,187,000																									135,200,000
Other real estate owned																																										142,200,000	142,800,000	4,400,000	4,800,000	11,100,000										142,200,000	142,800,000
Non-covered impaired loans	3,678,406,000	3,481,405,000				3,148,987,000	3,678,406,000		3,481,405,000	3,148,987,000						3,678,406,000		3,678,406,000		3,481,405,000	3,148,987,000						356,907,000	281,712,000	3,346,987,000	3,119,319,000	3,148,987,000	3,703,894,000	3,401,031,000	3,148,987,000													29,993,000											29,993,000
Covered impaired loans	840,898,000	1,005,308,000					840,898,000		1,005,308,000				840,898,000	1,005,308,000	840,898,000														902,588,000	997,371,000		902,588,000	997,371,000														133,325,000											133,325,000
Covered other real estate owned	142,174,000	142,833,000					142,174,000		142,833,000		152,310,000	135,187,000																													18,186,000						34,126,000											52,312,000
Provision charged to operations	5,533,000	2,206,000	10,658,000	11,289,000	13,005,000	3,800,000	8,775,000	24,294,000	37,158,000	3,800,000			1,450,000	1,065,000	3,304,000	4,083,000	11,289,000	5,471,000	24,294,000	36,093,000	3,800,000														(1,341,000)	(3,032,000)	(222,000)	(228,000)	(437,000)	(659,000)
Total Gains (Losses) of other real estate owned																																			$ (2,528,000)	$ (2,959,000)	$ (9,000)	$ (30,000)	$ (111,000)	$ (190,000)